Stockholders' Equity - Schedule of Common Stock Reserved for Future Issuances (Detail) - shares	Dec. 31, 2020	Dec. 31, 2019
Class of Stock [Line Items]
Total common stock reserved for future issuances	164,090,744	124,539,703
Warrant [Member]
Class of Stock [Line Items]
Total common stock reserved for future issuances	1,020,187	1,020,187
2014 Stock Incentive Plan
Class of Stock [Line Items]
Total common stock reserved for future issuances	4,783,479	18,122,760
Stock Options [Member] | 2008 Stock Incentive Plan
Class of Stock [Line Items]
Total common stock reserved for future issuances	33,354,871	35,276,812
Restricted Stock Units (RSUs) [Member] | 2014 Stock Incentive Plan
Class of Stock [Line Items]
Total common stock reserved for future issuances	124,932,207	70,119,944